NATURE OF OPERATIONS AND SUMMARY OF ACCOUNTING POLICIES (Detail Textuals)		6 Months Ended		12 Months Ended
	May 03, 2017 USD ($)	Jun. 30, 2019 USD ($) Supplier Customer	Jun. 30, 2018 USD ($) Supplier Customer	Dec. 31, 2018 USD ($) Supplier Customer	Dec. 31, 2017 USD ($) Supplier Customer	Mar. 01, 2019 USD ($)	Jan. 01, 2019 USD ($)
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Acquisition of subsidiary equity interest	$ 30,562				$ 30,562
Depreciation expense		$ 902	$ 1,383	$ 2,510	1,143
Advertising cost		22,321	1,958	$ 13,299	50
Operating lease right-of-use assets		41,778
Operating lease liabilities - current		$ 21,398
Rate of contribution made to employees pension fund		6.00%		6.00%
Amount of employee benefits		$ 4,000	$ 3,965	$ 7,958	$ 1,629
Methods of depreciation		straight-line		straight-line method
Estimated useful life of property and equipment		five years		five years
Subsidiary Issuer [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Registered capital						$ 100,000
Customers concentration risk | Revenue
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Concentration risk, description				more than 10%	more than 10%
Number of customers | Customer				2	4
Customers concentration risk | Revenue | Customer A
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Concentration risk, description		more than 10%	more than 10%
Number of customers | Customer		1	1
Concentration risk, percentage		76.00%	93.00%	69.00%	39.00%
Customers concentration risk | Revenue | Customer B
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Concentration risk, percentage				16.00%
Customers concentration risk | Revenue | Customer C
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Concentration risk, percentage					25.00%
Customers concentration risk | Revenue | Customer D
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Concentration risk, percentage					24.00%
Customers concentration risk | Revenue | Customer E
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Concentration risk, percentage					12.00%
Customers concentration risk | Accounts receivable | Customer A
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Concentration risk, percentage		76.00%	83.00%	69.00%	71.00%
Customers concentration risk | Accounts receivable | Customer B
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Concentration risk, percentage				13.00%
Customers concentration risk | Accounts receivable | Customer C
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Concentration risk, percentage					0.00%
Customers concentration risk | Accounts receivable | Customer D
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Concentration risk, percentage					27.00%
Customers concentration risk | Supplier E | Accounts receivable
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Concentration risk, percentage					0.00%
Supplier concentration risk | Purchase
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Concentration risk, description		more than 10%	more than 10%	more than 10%	more than 10%
Number of customers | Supplier		2	3	3	3
Supplier concentration risk | Supplier A | Purchase
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Concentration risk, percentage		87.00%	46.00%	41.00%
Supplier concentration risk | Supplier A | Accounts payable
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Concentration risk, percentage		0.00%	57.00%	0.00%
Supplier concentration risk | Supplier B | Purchase
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Concentration risk, percentage		10.00%		23.00%	45.00%
Supplier concentration risk | Supplier B | Accounts payable
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Concentration risk, percentage		100.00%		0.00%	0.00%
Supplier concentration risk | Supplier C | Purchase
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Concentration risk, percentage			20.00%	16.00%
Supplier concentration risk | Supplier C | Accounts payable
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Concentration risk, percentage		0.00%		0.00%
Supplier concentration risk | Supplier D | Purchase
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Concentration risk, percentage			19.00%		33.00%
Supplier concentration risk | Supplier D | Accounts payable
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Concentration risk, percentage		0.00%			92.00%
Supplier concentration risk | Supplier E | Purchase
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Concentration risk, percentage					17.00%
Supplier concentration risk | Supplier E | Accounts payable
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Concentration risk, percentage					0.00%
Accounting Standards Update 2016-02 [Member]
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Operating lease right-of-use assets							$ 8,235
Operating lease liabilities - current							$ 8,235